MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II
                                                          Two World Trade Center
LETTER TO THE SHAREHOLDERS August 31, 1999              New York, New York 10048

DEAR SHAREHOLDER:

In the wake of 1998's international economic difficulties, the financial markets have benefited from global healing. The turmoil included the Asian financial crisis, the Russian debt default and the orchestrated rescue of a major hedge fund. This precipitated a flight to quality and U.S. Treasury securities bond yields fell to 30-year lows. The major catalyst for the return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the federal-funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. Moving into 1999, higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the central bank would begin to take back some of the liquidity provided during last year's crises. By the end of August, long-term interest rates were again at levels last seen in the spring of 1998. During the summer the Federal Reserve changed monetary policy and, in two separate moves, raised the federal-funds rate 50 basis points to 5.25 percent.

MUNICIPAL MARKET CONDITIONS

Last year's "flight-to-quality" rally primarily benefited U.S. Treasuries. As global turmoil subsided and interest rates began to rise, Treasury yields increased more than municipal yields. Long-term insured municipal index yields have risen 70 basis points, from 5.05 percent to 5.75 percent, during the first eight months of 1999. Over the same period, Treasury yields rose nearly 100 basis points to 6.05 percent.

The ratio of long-term municipal yields to Treasury yields declined from 99 percent at the end of 1998 to 94 percent by the end of August. The ratio is a measure of relative performance that compares long-term insured municipal index yields to benchmark 30-year Treasury yields. A declining ratio means municipals have outperformed Treasuries. Over the

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II past five years the annual high ratio has averaged 93 percent and the annual low ratio 84 percent of Treasuries.

Municipal performance was also aided by a slowdown in the pace of underwritings. New-issue volume declined 22 percent in the first eight months of 1999. Refunding activity, the most interest-rate-sensitive component of supply, was down 51 percent.

                 30-YEAR U.S.        30-YEAR INSURED           INSURED MUNICIPAL YIELDS
                TREASURY YIELDS     MUNICIPAL YIELDS    AS A PERCENT OF U.S. TREASURY YIELDS

1994                6.34                5.40                           85.17
                    6.24                5.40                           85.17
                    6.66                5.80                           87.09
                    7.09                6.40                           90.27
                    7.32                6.35                           86.75
                    7.43                6.25                           84.12
                    7.61                6.50                           85.41
                    7.39                6.25                           84.57
                    7.45                6.30                           84.56
                    7.81                6.55                           83.87
                    7.96                6.75                           84.80
                    8.00                7.00                           87.50
                    7.88                6.75                           85.66
1995                7.70                6.40                           83.12
                    7.44                6.15                           82.66
                    7.43                6.15                           82.77
                    7.34                6.20                           84.47
                    6.66                5.80                           87.09
                    6.62                6.10                           92.15
                    6.86                6.10                           88.92
                    6.66                6.00                           90.09
                    6.48                5.95                           91.82
                    6.33                5.75                           90.84
                    6.14                5.50                           89.58
                    5.94                5.35                           90.07
1996                6.03                5.40                           89.55
                    6.46                5.60                           86.69
                    6.66                5.85                           87.84
                    6.89                5.95                           86.36
                    6.99                6.05                           86.55
                    6.89                5.90                           85.63
                    6.97                5.85                           83.93
                    7.11                5.90                           82.98
                    6.93                5.70                           82.25
                    6.64                5.65                           85.09
                    6.35                5.50                           86.61
                    6.63                5.60                           84.46
1997                6.79                5.70                           83.95
                    6.80                5.65                           83.09
                    7.10                5.90                           83.10
                    6.94                5.75                           82.85
                    6.91                5.65                           81.77
                    6.78                5.60                           82.60
                    6.30                5.30                           84.13
                    6.61                5.50                           83.21
                    6.40                5.40                           84.38
                    6.15                5.35                           86.99
                    6.05                5.30                           87.60
                    5.92                5.15                           86.99
1998                5.80                5.15                           88.79
                    5.92                5.20                           87.84
                    5.93                5.25                           88.53
                    5.95                5.35                           89.92
                    5.80                5.20                           89.66
                    5.65                5.20                           92.04
                    5.71                5.18                           90.72
                    5.27                5.03                           95.45
                    5.00                4.95                           99.00
                    5.16                5.05                           97.87
                    5.06                5.00                           98.81
                    5.10                5.05                           99.02
1999                5.09                5.00                           98.23
                    5.58                5.10                           91.40
                    5.63                5.15                           91.47
                    5.66                5.20                           91.87
                    5.83                5.30                           90.91
                    5.96                5.47                           91.78
                    6.10                5.55
                    6.06                5.75

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

The net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (OIB) declined from $9.05 to $8.68 per share during the six-month period ended August 31, 1999. This change plus reinvestment of tax-free dividends of $0.26 per share produced a total return based on NAV of -1.00 percent. OIB's value on the New York Stock Exchange (NYSE) fell from $8.6875 to $7.8125 per share during the same period. This market change plus reinvestment of tax-free dividends produced a total return based on market value of -7.25 percent. On August 31, 1999, OIB's NYSE market price was at a 10 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

[LARGEST TERM SECTORS BAR GRAPH]

LARGEST SECTORS AS OF AUGUST 31, 1999
(% OF NET ASSETS)

                                                 RETIREMENT
                       NURSING &                   & LIFE                                     PUBLIC
         IDR/PCR*       HEALTH       MORTGAGE       CARE         HOSPITAL      EDUCATION    FACILITIES     TRANSPORTATION
         --------      ---------     --------    ----------      --------      ---------    ----------     --------------
           21.00%        14.00%        13.00%        11.00%        9.00%         8.00%         5.00%           5.00%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF AUGUST 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

   N/R      BAA OR BBB           Aaa OR AAA     BA OR BB         A OR A     Aa OR AA
   ---      ----------           ----------     --------         ------     --------
  55.00%       18.00%               13.00%        7.00%           5.00%       2.00%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                August 31, 1999

Alabama..................     1.1%
Alaska...................     2.4
Arizona..................     1.3
Arkansas.................     2.4
California...............     8.1
Colorado.................     5.1
Connecticut..............     1.2
District of Columbia.....     0.7
Florida..................     3.6
Illinois.................     3.0
Iowa.....................     5.0
Kentucky.................     1.2
Louisiana................     0.8
Maine....................     2.2
Massachusetts............     7.9
Michigan.................     8.9
Missouri.................     2.1
New Hampshire............     3.7
New Jersey...............     6.8
New York.................     6.5
Ohio.....................     7.0
Pennsylvania.............     5.9
Texas....................     1.6
Utah.....................     2.7
Vermont..................     1.2
Virginia.................     7.6
West Virginia............     1.3
Wyoming..................     0.3
Joint Exemptions*........    (1.8)
                             ----

Total....................    99.8%
                             ====

---------------------
* Joint exemptions have been included in each geographic location. Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II LETTER TO THE SHAREHOLDERS August 31, 1999, continued

                     CALL AND COST (BOOK) YIELD STRUCTURE*
                               AUGUST 31, 1999

[CALL STRUCTURE BAR GRAPH]

                                CALL STRUCTURE

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

1999                       10.00%
2000                        9.00%
2001                        6.00%
2002                        3.00%
2003                        5.00%
2004                        3.00%
2005                        8.00%
2006                       14.00%
2007                       10.00%
2008                       13.00%
2009                        8.00%
2010+                      11.00%

                             YEARS BONDS CALLABLE


[CALL STRUCTURE BAR CHART]

                             COST (BOOK) YIELD**

WEIGHTED AVERAGE
BOOK YIELD: 7.23%


1999                       10.03
2000                        9.40
2001                        9.67
2002                        5.96
2003                        6.73
2004                        7.75
2005                        6.74
2006                        6.81
2007                        6.05
2008                        5.73
2009                        5.97
2010+                       6.67

  *  % BASED ON LONG-TERM PORTFOLIO.

 ** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND EARNED A BOOK YIELD OF 9.4% ON 9% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2000.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

Monthly dividends for the fourth quarter of 1999, declared in September, were unchanged at 0.0425 per share. The Fund's level of undistributed net investment income was $0.117 per share on August 31, 1999, versus $0.101 per share six months ago.

PORTFOLIO STRUCTURE

The Fund's net assets of $171.7 million were diversified among 15 long-term sectors and 70 credits. At the end of August the portfolio's average maturity was 21 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.3 years. Nonrated securities comprise more than half of OIB's assets. The bonds of one issuer representing 2.3 percent of net assets, were currently not accruing interest. An additional 2 percent of net assets were accruing income but may experience difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, sector distribution and geographic diversification. Optional call provisions by year with their respective cost (book) yields are also shown.

LOOKING AHEAD

The Federal Reserve Board's recent interest-rate increases confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, which ever is lower at the time of purchase. During the six-month period ended August 31, 1999, the Fund purchased and retired 168,800 shares of common stock at a weighted average market discount of 8.83 percent.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

In conclusion, we would like to take this opportunity to notify shareholders that in July 1999, Julie Morrone was named co-manager of the Fund. Ms. Morrone joined Morgan Stanley Dean Witter Advisors in 1993, where she has worked as a senior municipal analyst for the Fund's management team.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On June 22, 1999, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Edwin J. Garn
For.........................................................  16,742,074
Withheld....................................................     281,123

Michael E. Nugent
For.........................................................  16,742,169
Withheld....................................................     281,028

Philip J. Purcell
For.........................................................  16,753,051
Withheld....................................................     270,146

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, Dr. Manuel H. Johnson, and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  16,625,785
Against.....................................................      74,748
Abstain.....................................................     322,664

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (95.9%)
            General Obligation (1.2%)
$  2,000    New York City, New York, 1994 Ser D.........................   5.75%   08/15/10    $ 2,049,500
--------                                                                                       -----------

            Educational Facilities Revenue (7.6%)
   1,600    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools COPs.   7.50    05/01/11      1,699,648
   2,000    San Diego County, California, Burnham Institute COPs........   6.25    09/01/29      1,989,260
   2,000    Volusia County Educational Facilities Authority, Florida,
             Embry-Riddle Aeronautical University Ser 1996 A............   6.125   10/15/26      2,007,440
   3,000    South Berwick, Maine, Berwick Academy Ser 1998..............   5.55    08/01/23      2,765,340
            New Hampshire Higher Educational & Health Facilities
   1,500     Authority, Brewster Academy Ser 1995.......................   6.75    06/01/25      1,547,730
   2,000     Colby-Sawyer College Ser 1996..............................   7.50    06/01/26      2,130,340
   1,000    New York State Dormitory Authority, State University 1993
             Ser A......................................................   5.25    05/15/15        972,820
--------                                                                                       -----------
  13,100                                                                                        13,112,578
--------                                                                                       -----------

            Electric Revenue (2.6%)
            Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
  5,000      FSA).......................................................   5.00    07/01/21      4,468,100
-----------                                                                                    -----------

            Hospital Revenue (8.5%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
             Impr & Refg Ser 1999 B.....................................   5.625   09/01/28      1,806,480
            Massachusetts Health & Educational Facilities Authority,
   2,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14      2,075,380
   3,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22      3,061,590
   3,000    Michigan Hospital Finance Authority, Sinai Hospital of
             Greater Detroit Refg Ser 1995..............................   6.70    01/01/26      2,945,070
            New Hampshire Higher Educational & Health Facilities
             Authority,
   1,000     Littleton Hospital Association Ser 1998 B..................   5.80    05/01/18        918,770
   2,000     Littleton Hospital Association Ser 1998 B..................   5.90    05/01/28      1,830,200
   2,000    New Jersey Health Care Facilities Financing Authority,
             Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27      2,001,840
--------                                                                                       -----------
  15,000                                                                                        14,639,330
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (21.1%)
   1,115    Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, CaterAir International Corp Ser 1991
             (AMT)++....................................................  10.125   09/01/11      1,133,230
   1,500    Iowa Finance Authority, ISPCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,538,760
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
             (AMT)......................................................   6.55    04/15/27      2,075,940
   2,600    Holyoke, Massachusetts, McCormack/Partyka Ser 1990 (AMT)....   4.00    08/15/10      2,028,078
   3,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08      2,989,560

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Lapeer Economic Development Corporation, Michigan,
$  2,005     Dott Manufacturing Co Ser 1989 B (AMT).....................   9.00%   11/15/19    $ 1,303,250
   1,965     Dott Manufacturing Co Ser 1989 A (AMT).....................  10.625   11/15/19      1,277,250
            Michigan Strategic Fund,
   1,332     Kasle Steel Corp Ser 1989 (AMT)............................   9.375   10/01/06      1,359,848
   5,207     Kasle Steel Corp Ser 1989 (AMT)............................   9.50    10/01/14      5,314,493
   1,365    Sanilac County Economic Development Corporation, Michigan,
             Dott Manufacturing Co Ser 1989 (AMT).......................  10.625   08/15/19        887,250
   2,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Ser 1998 A........................................   6.375   04/01/31      2,003,520
   2,000    Suffolk County Industrial Development Agency, New York,
             Nissequogue Cogen Partners Ser 1998 (AMT)..................   5.50    01/01/23      1,860,900
   3,500    Cleveland, Ohio, Continental Airlines Inc Ser 1990 (AMT)....   9.00    12/01/19      3,596,145
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A........   5.625   02/01/18      1,401,300
   2,000    Beaver County Industrial Development Authority,
             Pennsylvania,
             Toledo Edison Co Collateralized Ser 1995 B.................   7.75    05/01/20      2,204,860
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade LP Ser 1994 A (AMT)..................   7.55    01/01/19      3,201,780
   2,000    Upshur County, West Virginia, TJ International Inc Ser 1995
             (AMT)......................................................   7.00    07/15/25      2,155,440
--------                                                                                       -----------
  38,089                                                                                        36,331,604
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (3.7%)
   3,065    Boulder County, Colorado, Village Place at Longmont Ser 1989
             A (AMT)....................................................  10.125   07/15/19      3,068,280
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21      2,027,180
  10,594     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21      1,329,473
--------                                                                                       -----------
  15,659                                                                                         6,424,933
--------                                                                                       -----------

            Mortgage Revenue - Single Family (8.9%)
   4,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00    06/01/27      4,040,720
   3,300    Colorado Housing Finance Authority, 1998 Ser B-3............   6.55    05/01/25      3,503,082
   1,500    Chicago, Illinois, GNMA-Backed 1998 Ser A-1 (AMT)...........   6.45    09/01/29      1,569,120
     960    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40    11/15/23        968,314
   4,990    Ohio Housing Finance Agency, Residential GNMA-Collateralized
             1996 Ser B-2 (AMT).........................................   6.10    09/01/28      5,014,999
            Utah Housing Finance Agency,
     100     Ser 1990 A-2 (AMT).........................................   7.80    07/01/10        101,743
      75     Ser 1990 A-2 (AMT).........................................   7.875   07/01/22         76,178
--------                                                                                       -----------
  14,925                                                                                        15,274,156
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (13.8%)
$  2,255    Arkansas Development Finance Authority, Wynwood Nursing
             Center Ser 1989 (AMT).. ...................................  10.50%   11/01/19    $ 2,336,608
   3,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25    07/01/25      3,793,680
   3,195    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990................  10.25    01/01/20      3,315,643
   1,200    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,300,416
   1,000    Massachusetts Development Finance Agency, New England Center
             for Children Ser 1998......................................   5.875   11/01/18        936,110
   1,100    Massachusetts Industrial Finance Agency, May Institute for
             Autistic Children Inc 1990 Issue...........................   9.75    06/01/10      1,145,111
   1,000    Mount Vernon Industrial Development Agency, New York,
             Meadowview at the Wartburg Civic Facility Ser 1999.........   6.15    06/01/19        973,160
   3,000    Allegheny County Hospital Development Authority,
             Pennsylvania, Allegheny Valley School Ser 1990.............   8.50    02/01/15      3,082,380
   4,768    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (b)........  10.125   05/01/19      3,942,755
            Tarrant County Health Facilities Development Corporation,
             Texas,
   2,500     3927 Foundation Inc Ser 1989...............................  10.125   09/01/09      2,577,475
     235     3927 Foundation Inc Ser 1989...............................  10.00    09/01/99        235,000
--------                                                                                       -----------
  23,253                                                                                        23,638,338
--------                                                                                       -----------

            Public Facilities Revenue (3.5%)
   1,000    Orange County Community Facilities District #86-2,
             California, 1998 Ser A.....................................   5.55    08/15/17        939,420
   2,000    San Diego County, California, San Diego Natural History
             Museum COPs................................................   5.70    02/01/28      1,826,380
   3,000    Saint Louis Industrial Development Authority, Missouri, Kiel
             Center
             Refg Ser 1992 (AMT)........................................   7.75    12/01/13      3,176,190
--------                                                                                       -----------
   6,000                                                                                         5,941,990
--------                                                                                       -----------

            Retirement & Life Care Facilities Revenue (11.0%)
   1,980    Pima County Industrial Development Authority, Arizona,
             Country Club at La Cholla Ser 1990 (AMT)...................   8.50    07/01/20      2,174,040
   1,500    Massachusetts Development Finance Agency, Loomis Communities
             Ser 1999 A.................................................   5.75    07/01/23      1,371,210
            New Jersey Economic Development Authority,
   1,500     Fellowship Village Refg Ser 1998 A.........................   5.50    01/01/25      1,342,005
   2,000     Franciscan Oaks Ser 1997...................................   5.75    10/01/23      1,900,040
   1,500     United Methodist Homes Ser 1998............................   5.125   07/01/25      1,261,395

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  2,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
             Ser 1996 (AMT).............................................   8.25%   10/01/26    $ 2,192,120
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.125   12/15/18      2,087,280
   2,000    Vermont Economic Development Authority, Wake Robin Corp Ser
             1999 A.....................................................   6.75    03/01/29      1,990,120
   4,936    Chesterfield County Industrial Development Authority,
             Virginia, Brandermill Woods Ser 1998.......................   6.50    01/01/28      4,575,925
--------                                                                                       -----------
  19,416                                                                                        18,894,135
--------                                                                                       -----------

            Tax Allocation Revenue (1.9%)
     895    Bridgeview, Illinois, Tax Increment Refg Ser 1995...........   9.00    01/01/11      1,001,550
     315    Madison Heights Tax Increment Finance Authority, Michigan,
             Ser 1991...................................................   8.50    03/15/01        325,650
   1,905    Muskegon Downtown Development Authority, Michigan, 1989 Ser
             A-1 (a)....................................................   9.75    06/01/18      1,982,114
--------                                                                                       -----------
   3,115                                                                                         3,309,314
--------                                                                                       -----------

            Transportation Facilities Revenue (4.8%)
   4,000    Foothill/Eastern Transportation Corridor Agency, California,
             Ser 1999...................................................   0.00    01/15/27      2,118,840
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/14      2,167,750
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (AMBAC).........................................   5.85    10/01/13      2,065,800
   2,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector 1998 Ser A.......................................   5.50    08/15/28      1,830,160
--------                                                                                       -----------
  13,000                                                                                         8,182,550
--------                                                                                       -----------

            Water & Sewer Revenue (1.8%)
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27      2,145,280
   6,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
             (FGIC).....................................................   0.00    09/01/30        977,700
--------                                                                                       -----------
   8,000                                                                                         3,122,980
--------                                                                                       -----------

            Other Revenue (4.5%)
   2,000    Capistrano Unified School District, California, Community
             Facilities District #98-2 Ladera Special Tax Ser 1999......   5.75    09/01/29      1,880,660
   2,000    Sacramento Financing Authority, California, Convention
             Center Hotel 1999 Ser A....................................   6.25    01/01/30      1,920,640
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010     Special 1996 Ser A (a).....................................   6.40    09/01/11      1,057,793
   1,000     Special 1997 Ser B (a).....................................   5.75    09/01/27        946,890
   2,000    West Jefferson Amusement & Public Park Authority, Alabama,
             VisionLand Ser 1999........................................   6.375   02/01/29      1,889,920
--------                                                                                       -----------
   8,010                                                                                         7,695,903
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Refunded (1.0%)
$  2,000    Foothill/Eastern Transportation Corridor Agency, California,
             Sr Lien Toll Road Ser 1995 A...............................   0.00%   01/01/10+   $ 1,678,860
--------                                                                                       -----------
 186,567    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $167,002,241).................   164,764,271
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.9%)
   2,500    Illinois Health Facilities Authority, Central Dupage
             Hospital Association Ser 1990 (Demand 09/01/99)............   3.00*   11/01/20      2,500,000
     500    Missouri Health & Educational Facilities Authority, Cox
             Health Ser 1997 (Demand 09/01/99)..........................   3.00*   06/01/15        500,000
   3,150    Port Authority of New York & New Jersey, Ser 2 (Demand
             09/01/99)++................................................   2.60*   05/01/19      3,150,000
     500    Converse County, Wyoming, Pacificorp Ser 1994 (AMBAC)
             (Demand 09/01/99)..........................................   3.00*   11/01/24        500,000
--------                                                                                       -----------
   6,650    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
             $6,650,000)....................................................................     6,650,000
--------                                                                                       -----------

$193,217    TOTAL INVESTMENTS (Identified Cost $173,652,241) (c)...................    99.8%   171,414,271
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    0.2       276,977
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%  $171,691,248
                                                                                      ======  ============


---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
  +    Prerefunded to call date shown. Converts to 7.15% coupon on
       01/01/05.
 ++    Joint exemption in locations shown.
  *    Current coupon of variable rate demand obligation.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   Non-income producing security; bond in default.
 (c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,796,751 and the aggregate gross unrealized depreciation is $7,034,721, resulting in net unrealized depreciation of $2,237,970.

Bond Insurance:
-----------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $173,652,241)..........  $171,414,271
Cash.....................................     3,218,862
Receivable for:
    Interest.............................     2,791,847
    Investments sold.....................     1,689,699
Prepaid expenses and other assets........        16,617
                                           ------------

    TOTAL ASSETS.........................   179,131,296
                                           ------------

LIABILITIES:
Payable for:
    Investments purchased................     7,162,873
    Investment advisory fee..............        75,894
    Shares of beneficial interest
     repurchased.........................        47,080
    Administration fee...................        45,536
Accrued expenses and other payables......       108,665
                                           ------------
    TOTAL LIABILITIES....................     7,440,048
                                           ------------

    NET ASSETS...........................  $171,691,248
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $185,469,051
Net unrealized depreciation..............    (2,237,970)
Accumulated undistributed net investment
 income..................................     2,315,767
Accumulated net realized loss............   (13,855,600)
                                           ------------

    NET ASSETS...........................  $171,691,248
                                           ============

NET ASSET VALUE PER SHARE,
 19,774,707 shares outstanding (unlimited
 shares authorized of $.01 par value)....         $8.68
                                                  =====

STATEMENT OF OPERATIONS
For the six months ended August 31, 1999 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME...........................  $ 6,157,093
                                            -----------

EXPENSES
Investment advisory fee...................      447,628
Administration fee........................      268,577
Professional fees.........................       48,803
Transfer agent fees and expenses..........       28,855
Registration fees.........................       10,841
Shareholder reports and notices...........       10,452
Trustees' fees and expenses...............        8,927
Custodian fees............................        4,488
Other.....................................        9,704
                                            -----------
    TOTAL EXPENSES........................      838,275
Less: expense offset......................       (4,477)
                                            -----------

    NET EXPENSES..........................      833,798
                                            -----------

    NET INVESTMENT INCOME.................    5,323,295
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.........................      625,312
Net change in unrealized appreciation.....   (8,271,982)
                                            -----------

    NET LOSS..............................   (7,646,670)
                                            -----------

NET DECREASE..............................  $(2,323,375)
                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE SIX
                                                              MONTHS ENDED     FOR THE YEAR
                                                               AUGUST 31,          ENDED
                                                                  1999       FEBRUARY 28, 1999
----------------------------------------------------------------------------------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $ 5,323,295      $ 10,829,646
Net realized gain...........................................      625,312         3,329,621
Net change in unrealized appreciation.......................   (8,271,982)       (4,169,622)
                                                              ------------     ------------

    NET INCREASE (DECREASE).................................   (2,323,375)        9,989,645

Dividends from net investment income........................   (5,080,603)      (10,525,594)
Net decrease from transactions in shares of beneficial
 interest...................................................   (1,349,427)         (242,062)
                                                              ------------     ------------

    NET DECREASE............................................   (8,753,405)         (778,011)

NET ASSETS:
Beginning of period.........................................  180,444,653       181,222,664
                                                              ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,315,767 and $2,073,075, respectively)................  $171,691,248     $180,444,653
                                                              ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Advisory Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $19,856,880 and $16,716,621, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,863. At August 31, 1999, the Fund had an accrued pension liability of $51,886 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 1998..................................  19,971,607   $199,717    $186,855,356
Treasury shares purchased and retired (weighted average
 discount 7.00%)*...........................................     (28,100)      (281)       (241,781)
Reclassification due to permanent book/tax differences......          --         --           5,467
                                                              ----------   --------    ------------
Balance, February 28, 1999..................................  19,943,507    199,436     186,619,042
Treasury shares purchased and retired (weighted average
 discount 8.83%)*...........................................    (168,800)    (1,688)     (1,347,739)
                                                              ----------   --------    ------------
Balance, August 31, 1999....................................  19,774,707   $197,748    $185,271,303
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued


6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT           RECORD             PAYABLE
       DATE         PER SHARE          DATE                DATE
------------------  ---------   ------------------  ------------------
  June 29, 1999      $0.0425    September 3, 1999   September 17, 1999
September 28, 1999   $0.0425     October 8, 1999     October 22, 1999
September 28, 1999   $0.0425     November 5, 1999   November 19, 1999
September 28, 1999   $0.0425     December 3, 1999   December 17, 1999

7. FEDERAL INCOME TAX STATUS

At February 28, 1999, the Fund had a net capital loss carryover of approximately $14,969,000, which may be used to offset future capital gains to the extent provided by regulations which is available through February 28 of the following years:

                 AMOUNT IN THOUSANDS
------------------------------------------------------
        2003        2004       2005       2006
      --------    --------   --------   --------
       $7,049      $2,826     $4,292      $802
       ======      ======     ======      ====

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28*
                                                            MONTHS ENDED     ----------------------------------------------------
                                                           AUGUST 31, 1999     1999       1998       1997      1996**      1995
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................       $ 9.05         $ 9.07     $ 8.79     $ 8.88      $8.66      $8.74
                                                                ------         ------     ------     ------      -----      -----

Income (loss) from investment operations:
 Net investment income...................................         0.27           0.55       0.57       0.60       0.66       0.64
 Net realized and unrealized gain (loss).................        (0.39)         (0.04)      0.29      (0.05)      0.18      (0.12)
                                                                ------         ------     ------     ------      -----      -----

Total income (loss) from investment operations...........        (0.12)          0.51       0.86       0.55       0.84       0.52
                                                                ------         ------     ------     ------      -----      -----

Less dividends from net investment income................        (0.26)         (0.53)     (0.58)     (0.64)     (0.62)     (0.60)
                                                                ------         ------     ------     ------      -----      -----

Anti-dilutive effect of acquiring treasury shares........         0.01             --         --         --         --         --
                                                                ------         ------     ------     ------      -----      -----

Net asset value, end of period...........................       $ 8.68         $ 9.05     $ 9.07     $ 8.79      $8.88      $8.66
                                                                ======         ======     ======     ======      =====      =====

Market value, end of period..............................       $7.813         $8.688     $9.063     $8.625      $8.75      $8.00
                                                                ======         ======     ======     ======      =====      =====

TOTAL RETURN+............................................        (7.25)%(1)      1.77%     12.08%      5.94%     17.87%      6.36%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................         0.94%(2)(3)    0.94%      0.95%(3)   1.01%(3)   1.01%(3)   1.01%

Net investment income....................................         5.95%(2)       5.99%      6.37%      6.87%      7.50%      7.60%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................     $171,691       $180,445   $181,223   $175,573   $177,447   $175,038

Portfolio turnover rate..................................           10%(1)         20%        12%        21%        18%         5%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** For the year ended February 29.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME
OPPORTUNITIES
TRUST II

Semiannual Report
April 30, 1999